ASSETS IMPAIRMENTS AND RESTRUCTURING CHARGES, NET (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS IMPAIRMENTS AND RESTRUCTURING CHARGES, NET [Abstract]
Portion related to discontinuance of the Beaumont, Texas industrial gasification project																	$ 0	$ 8	$ 179
Restructuring Charge [Roll Forward]
Balance at Beginning of Period							15								3		15	3	4
Provision/ Adjustments																	(8)	26	198
Non-cash Reductions																	15	(8)	(179)
Cash Reductions																	(20)	(6)	(20)
Balance at End of Period	2								15								2	15	3
Employee separations accrued for (in headcount)																		225	250
Restructuring charges [Abstract]
Fixed asset impairments																	0	0	133
Gain on sale																	(15)	0	0
Intangible asset and goodwill impairments																	0	8	46
Severance charges																	7	18	19
Site closure and restructuring charges (gains)																	0	3	(2)
Total Eastman Chemical Company	0	[1]	7	[2]	(15)	[3]	0	[4]	26	[5]	0	[6]	3	[7]	0	[8]	(8)	29	196
Asset impairment charges [Abstract]
Severance charge related to previously announced voluntary separation program																		15
Number of employees severed (in headcount)																		175	250
Severance associated with the acquisition and integration																	7	3
Pension curtailment																	7	2
Fair value of certain environmental credits associated with discontinued projects																			8
Fair value of land and tangible assets credits associated with discontinued projects																			48
Non-Cash Charges [Member]
Restructuring Charge [Roll Forward]
Balance at Beginning of Period							0								0		0	0	0
Provision/ Adjustments																	(15)	8	179
Non-cash Reductions																	15	(8)	(179)
Cash Reductions																	0	0	0
Balance at End of Period	0								0								0	0	0
Employee Severance [Member]
Restructuring Charge [Roll Forward]
Balance at Beginning of Period							15								3		15	3	4
Provision/ Adjustments																	7	18	19
Non-cash Reductions																	0	0	0
Cash Reductions																	(20)	(6)	(20)
Balance at End of Period	$ 2								$ 15								$ 2	$ 15	$ 3

[1]	For quarter ended December 31, 2011, the retrospective change from the accounting change for pension and OPEB plans, which included $159 million loss for MTM adjustments, decreased gross profit $120 million, earnings from continuing operations and net earnings $88 million, and basic and diluted earnings per share for both earnings from continuing operations and net earnings $0.64 and $0.62, respectively.
[2]	For quarter ended September 30, 2011, the retrospective change from the accounting change for pension and OPEB plans increased gross profit $13 million, earnings from continuing operations and net earnings $9 million, and basic and diluted earnings per share for earnings from continuing operations and net earnings $0.06.
[3]	For quarter ended June 30, 2011, the retrospective change from the accounting change for pension and OPEB plans increased gross profit $11 million, earnings from continuing operations and net earnings $9 million, and basic and diluted earnings per share for earnings from continuing operations and net earnings $0.06.
[4]	For quarter ended March 31, 2011, the retrospective change from the accounting change for pension and OPEB plans, which included $15 million gain for MTM adjustments, increased gross profit $25 million, earnings from continuing operations $19 million, earnings from discontinued operations, net of tax $1 million, net earnings $20 million, basic and diluted earnings per share from continuing operations $0.13, basic and diluted earnings per share from discontinued operations $0.02 and $0.01, respectively, and basic and diluted net earnings per share $0.15 and $0.14, respectively.
[5]	For quarter ended December 31, 2010, the retrospective change from the accounting change for pension and OPEB plans, which included losses of $53 million and $10 million for MTM adjustments for continuing operations and discontinued operations, respectively, decreased gross profit $36 million, earnings (loss) from continuing operations $25 million, earnings (loss) from discontinued operations, net of tax $6 million, net earnings (loss) $31 million, basic and diluted earnings (loss) per share from continuing operations $0.18 and $0.17, respectively, basic and diluted earnings (loss) per share from discontinued operations $0.04, and basic and diluted earnings (loss) per share for net earnings (loss) $0.22 and $0.21, respectively.
[6]	For quarter ended September 30, 2010, the retrospective change from the accounting change for pension and OPEB plans increased gross profit $8 million, earnings from continuing operations $5 million, earnings from discontinued operations, net of tax $1 million, net earnings $6 million, basic and diluted earnings per share from continuing operations $0.04 and $0.03, respectively, diluted earnings per share from discontinued operations $0.01, and basic and diluted earnings per share for net earnings $0.04.
[7]	For quarter ended June 30, 2010, the retrospective change from the accounting change for pension and OPEB plans increased gross profit $6 million, earnings from continuing operations and net earnings $6 million, basic and diluted earnings per share for earnings from continuing operations $0.03 and $0.04, respectively, basic earnings per share for earnings from discontinued operations $0.01, and basic and diluted earnings per share for net earnings $0.04.
[8]	For quarter ended March 31, 2010, the retrospective change from the accounting change for pension and OPEB plans increased gross profit $7 million, earnings from continuing operations $5 million, earnings from discontinued operations, net of tax $1 million, net earnings $6 million, basic and diluted earnings per share for earnings from continuing operations and net earnings $0.04.